Total Equity - Additional Information (Detail) - CLP ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Shareholders Equity [Line Items]
Issued capital			$ 552,777,321	$ 552,777,321
Number of shares outstanding			8,201,754,580
Share premium			$ 85,511,492	$ 85,511,492	$ 85,511,492	$ 206,008,557
Final Dividends [Member]
Disclosure Of Shareholders Equity [Line Items]
Percentage of net profits		15.00%	60.00%	55.00%
Interim Dividends [Member]
Disclosure Of Shareholders Equity [Line Items]
Percentage of net profits	50.00%